UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

MUTUAL FUND SERIES TRUST

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2012

Date of reporting period: 09/30/2011

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCKS - (77.59%)	Shares	Value

Auto Manufacturers - (1.57%)
Tesla Motors, Inc. *	10,200	$ 248,778

Auto Parts & Equipment - (3.78%)
TRW Automotive Holdings Corp. *	9,100	297,843
WABCO Holdings, Inc. *	7,900	299,094
		596,937
Biotechnology - (8.73%)
Ariad Pharmaceuticals, Inc. *	36,400	319,956
Exact Sciences Corp. *	18,000	119,340
Inhibitex, Inc. *	88,100	216,726
Momenta Pharmaceuticals, Inc. *	15,400	177,100
NPS Pharmaceuticals, Inc. *	49,500	322,245
Sangamo Biosciences, Inc. *	51,600	224,460
		1,379,827
Chemicals - (0.73%)
Innophos Holdings, Inc.	2,900	115,623

Commercial Services - (9.47%)
Macquarie Infrastructure Co. LLC	21,700	486,948
RSC Holdings, Inc. *	74,300	529,759
United Rentals, Inc. *	28,500	479,940
		1,496,647
Electrical Component & Equipment - (1.61%)
A123 Systems, Inc. *	74,100	254,904

Electronics - (2.02%)
Arrow Electronics, Inc. *	11,500	319,470

Engineering & Construction - (2.03%)
Chicago Bridge & Iron Co. NV	11,200	320,656

Food - (3.03%)
JM Smucker Co.	4,700	342,583
SunOpta, Inc. *	27,700	136,561
		479,144
Forest Products & Paper - (3.97%)
Domtar Corp.	9,200	627,164

Healthcare - Products & Services - (5.24%)
Columbia Laboratories, Inc. *	167,750	327,112
Insulet Corp. *	21,700	331,142
Sirona Dental System, Inc. *	4,000	169,640
		827,894

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCKS - (77.59%) (continued)	Shares	Value

Household Products - (3.05%)
Summer Infant, Inc. *	73,000	$ 481,800

Mining - (1.15%)
Vale SA - ADR	8,000	182,400

Oil & Gas - (4.01%)
Cabot Oil & Gas Corp.	5,500	340,505
CVR Energy, Inc. *	13,900	293,846
		634,351
Oil & Gas Services - (1.01%)
National Oilwell Varco, Inc.	3,100	158,782

Pharmaceuticals - (7.35%)
Elan Corp. Plc - ADR *	30,800	324,324
Pharmacyclics, Inc. *	42,700	505,141
Targacept, Inc. *	22,200	333,000
		1,162,465
Retail - (1.77%)
Lithia Motors, Inc.	19,400	278,972

Semiconductors - (6.72%)
GT Advance Technologies, Inc. *	32,100	225,342
Inphi Corp. *	52,200	457,794
Ultratech, Inc. *	22,100	379,015
		1,062,151
Software - (7.20%)
Actuate Corp. *	29,100	160,632
Incontact, Inc. *	70,800	244,260
Red Hat, Inc. *	8,600	363,436
VMware, Inc. *	4,600	369,748
		1,138,076
Telecommunications - (2.60%)
Crown Castle International Corp. *	10,100	410,767

Water - (0.55%)
American Water Works Co., Inc.	2,900	87,522

TOTAL COMMON STOCKS (Cost $13,749,123)		12,264,330

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

CORPORATE BONDS - (0.76%)	Principal	Value

Diversified Financial Services - (0.76%)
Calvert Social Investment Foundation, 1.50%, 03/31/2015	120,000	$ 120,000

TOTAL CORPORATE BONDS FUNDS (Cost $119,315)		120,000

SHORT-TERM INVESTMENTS - (4.59%)

Money Market Fund - (4.59%)
Fidelity Institutional Money Market Fund Class I, 0.16% **	725,025	725,025

TOTAL SHORT-TERM INVESTMENTS - (Cost $725,025)		725,025

TOTAL INVESTMENTS (Cost $14,593,463) - 82.94%		$ 13,109,355

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 17.06%		2,697,218

NET ASSETS - 100.00%		$ 15,806,573

* Non-income producing security.
** Rate shown represents the rate at September 30, 2011, is subject to change and resets daily.
ADR - American Depositary Receipt

The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS

EVENTIDE GILEAD FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs ( Level 3 ). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

Security Classification (1)	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Common Stocks (2)	$ 12,264,330	$ 12,264,330	$ -	$ -
Corporate Bonds	120,000	-	120,000	-
Short-Term Investments	725,025	-	725,025	-
Totals	$ 13,109,355	$ 12,264,330	$ 845,025	$ -

(1)

As of and during the three month period ended September 30, 2011, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

During the three month period ended September 30, 2011, there were no transfers between level 1 and level 2 investments.

During the three month period ended September 30, 2011, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

CATALYST FUNDS

EVENTIDE GILEAD FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(2)

ACCOUNTING FOR OPTIONS

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The effects of derivative instruments on the Statement of Operations for the three month period ended September 30, 2011 were as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on derivatives recognized in income	Realized and unrealized gain (loss) on derivatives recognized in income
Call options purchased	Net realized gain on investments	$ 20,743
Totals		$ 20,743

(3)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(4)

SHORT SALES

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

(5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at September 30, 2011 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 14,628,378	$ 548,365	$ (2,067,388)	$ (1,519,023)

The difference between book basis and tax-basis unrealized appreciation at September 30, 2011 is attributable primarily to the tax deferral of losses on wash sales.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 23, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	November 23, 2011